Income Taxes (Detail 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Of Statutory Federal Tax Rate [Line Items]
United States federal income tax rate	34.00%	34.00%
State taxes, net of federal benefit	6.27%	5.28%
Permanent differences	50.55%	(4.58%)
Change in valuation allowance	(84.54%)	(31.36%)
Expiration of state net operating loss carryforward	(16.20%)	(7.20%)
Research and development credits	0.00%	5.05%
Change in State Rate	12.52%	0.00%
Other	(2.60%)	(1.19%)
Effective tax rate	0.00%	0.00%